[Aetna Letterhead]                             Aetna Inc.
[Aetna Logo]                                   151 Farmington Avenue
                                               Hartford, CT 06156-3124

                                               Ellen Valvo
                                               Paralegal
                                               Law Division, SH11
May 4, 1999                                    Investments & Financial Services
                                               (860) 275-2166
                                               Fax: (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Aetna Variable Fund
    File Nos. 2-51739 and 811-2514
    Rule 497(j) Filing


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 54 of Aetna Variable Fund (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 54 to the Fund's Registration Statement on Form N-1A, effective May 3, 1999.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo